(212) 318-6295
domenickpugliese@paulhastings.com

December 29, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549

Re:         The Treasurer's Fund, Inc. (the "Fund")
            Post Effective Amendment No. 27 to the Registration Statement on Form N-1A (33-17604)

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A marked to show changes from Post-Effective Amendment No. 26. It is proposed that this filing will become effective on February 27, 2005, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933.

The Fund is making this filing pursuant to paragraph (a)(1) as a result of additional disclosure regarding frequent purchases and redemptions of shares as required by Items 6(e) and 18(e) of Form N-1A and information regarding the disclosure of portfolio holdings as required by Items 4(d) and 11(f) of Form N-1A.

The Fund is requesting that this Post-Effective Amendment receive limited review pursuant to Investment Company Release No. 13768 (Feb. 15, 1984).

If you have any questions or comments regarding the filing, please contact me at
(212) 318-6295.

Very truly yours,


Domenick Pugliese
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures